RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	Dec. 22, 2020	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 16, 2022	May 24, 2022	Jan. 28, 2022	Dec. 30, 2021
RELATED PARTY TRANSACTIONS
Price of warrant		$ 1.50
MedTech Acquisition Corp
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 468,821
Aggregate principal amount						$ 1,500,000
MedTech Acquisition Corp | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount					1,000,000
MedTech Acquisition Corp | Related party
RELATED PARTY TRANSACTIONS
Outstanding amount		$ 39,068	$ 0
MedTech Acquisition Corp | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Expenses incurred		1,341,000	0
Price of warrant				$ 1.50
MedTech Acquisition Corp | Working capital loans warrant | Related party
RELATED PARTY TRANSACTIONS
Outstanding amount		0	0
MedTech Acquisition Corp | Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note								$ 544,000
MedTech Acquisition Corp | Promissory Note - Related Party | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount					1,000,000
MedTech Acquisition Corp | Promissory Note - Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					468,821
Borrowed aggregate principal amount					$ 468,821
Outstanding amount		544,000	544,000
MedTech Acquisition Corp | Promissory Note - Related Party | Sponsor | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount							$ 400,000
Outstanding amount		400,000	0
MedTech Acquisition Corp | Related Party Loans | Sponsor | Maximum
RELATED PARTY TRANSACTIONS
Aggregate principal amount						$ 1,500,000
MedTech Acquisition Corp | Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant		$ 1,500,000
Price of warrant		$ 1.50
MedTech Acquisition Corp | Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000
Expenses incurred		$ 120,000	120,000
MedTech Acquisition Corp | Administrative Services Agreement | Accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred		$ 240,000	$ 120,000